ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

February 3, 2025	Angela Jaimes T +1 617-951-7591 Angela.Jaimes@ropesgray.com

BY EDGAR
Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re: Perpetual Americas Funds Trust (the “Trust”)

    (File Nos. 333-249784 and 811-23615)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that the definitive form of Statement of Additional Information for each series of the Trust does not differ from that contained in the Trust’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2025 (Accession No. 0001193125-25-014451).

Please contact me at (617) 951-7591 with any questions or comments regarding this matter.

Sincerely,

/s/ Angela Jaimes

Angela Jaimes, Esq.

cc:  George B. Raine, Esq.